United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/1999

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total: 125,443(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109    $1,898     89600SH           SOLE               89600
APARTMENT INVT. + MGMT CO                  C   03748R101    $4,701    122900SH           SOLE               122900
ARDEN RLTY INC                             C   039793104    $2,423    111400SH           SOLE               111400
AVALONBAYCMNTYS INC                        C   053484101    $6,277    185300SH           SOLE               185300
BOSTON PPTYS INC                           C   101121101    $3,535    115200SH           SOLE               115200
BRANDYWINE RLTY TR                         C   105368203    $1,740    107100SH           SOLE               107100
CBL + ASSOC PPTYS INC                      C   124830100    $1,334     54600SH           SOLE               54600
CAMDEN PPTY TR                             C   133131102    $2,698    100400SH           SOLE               100400
CATELLUS DEV CORP                          C   149111106    $2,832    241000SH           SOLE               241000
CHELSEA GCA REALTY INC                     C   163262108    $2,631     83200SH           SOLE               83200
CORNERSTONE PPTYS INC                      C    21922H10    $1,610    105600SH           SOLE               105600
DEVELOPERS DIVERSIFIED RLTY                C   251591103    $3,184    227400SH           SOLE               227400
DUKE WEEKS REALITY CORP                    C   264411505    $3,775    193600SH           SOLE               193600
EQUITY OFFICE PPTYS TR                     C   294741103    $5,859    252000SH           SOLE               252000
EQUITY RESIDENTIAL PPTYS TR                C    29476L10    $3,937     92900SH           SOLE               92900
FELCOR LODGING TR INC                      C    31430F10      $431     24600SH           SOLE               24600
FIRST INDL RLTY TR INC                     C    32054K10    $1,205     48700SH           SOLE               48700
GABLES RESIDENTIAL TR                      C   362418105      $569     23700SH           SOLE               23700
GROVE REAL ESTATE ASSET TR                 C   399613108    $1,142     86600SH           SOLE               86600
HIGHWOODSPPTYS INC                         C   431284108    $1,679     64900SH           SOLE               64900
HOST MARRIOTT CORP NEW                     C    44107P10    $4,135    435275SH           SOLE               435275
JDN RLTY CORP                              C   465917102    $1,318     64300SH           SOLE               64300
KILROY RLTY CORP                           C    49427F10    $3,811    180400SH           SOLE               180400
KIMCO RLTY CORP                            C    49446R10    $3,732    104400SH           SOLE               104400
MACERICH CO                                C   554382101    $1,575     68100SH           SOLE               68100
MACK CA RLTY CORP                          C   554489104    $3,920    146200SH           SOLE               146200
MERISTAR HOSPITALITY CORP                  C    58984Y10    $2,217    144200SH           SOLE               144200
PS BUSINESS PKS INC CA                     C    69360J10    $2,210     85000SH           SOLE               85000
PARKWAY PPTYS INC                          C    70159Q10    $1,074     33300SH           SOLE               33300
PAYDEN + RYGEL EXTENDED MMKT               C    7049919J    $1,391   1390672SH           SOLE               1390672
POST PPTYS INC                             C   737464107    $4,069    103500SH           SOLE               103500
PUBLIC STORAGE INC                         C    74460D10    $5,027    199600SH           SOLE               199600
RECKSON ASSOCS RLTY CORP                   C    75621K10    $3,798    182500SH           SOLE               182500
REGENCY RLTY CORP                          C   758939102    $1,338     63700SH           SOLE               63700
ROUSE CO                                   C   779273101    $2,486    108100SH           SOLE               108100
SL GREEN RLTY CORP                         C    78440X10    $2,706    132000SH           SOLE               132000
SIMON PPTY GROUP INC NEW                   C   828806109    $3,953    176200SH           SOLE               176200
SMITH CHARLES E RESIDENTIAL                C   832197107    $2,926     85600SH           SOLE               85600
SPIEKER PPTYS INC                          C   848497103    $3,816    110000SH           SOLE               110000
STARWOOD HOTELS + RESORTS                  C    85590A20    $4,305    192950SH           SOLE               192950
STORAGE USA INC                            C   861907103    $3,583    130300SH           SOLE               130300
SUN CMNTYS INC                             C   866674104    $2,956     89400SH           SOLE               89400
TRIZEC HAHN CORP                           C   896938107    $1,742     92000SH           SOLE               92000
URBAN SHOPPING CTRS INC                    C   917060105      $961     33000SH           SOLE               33000
VORNADO RLTY TR                            C   929042109    $2,932     90200SH           SOLE               90200







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</SEC-DOCUMENT>